INCOME TAXES (Details)	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
INCOME TAXES
Effective income tax rate (as a percent)	48.00%	20.00%
Statutory tax rate in the PRC ( as a percent)	25.00%